Short-Term and Long-Term Borrowings - Schedule of Bank Borrowings (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Schedule of Bank Borrowings [Line Items]
Total	$ 432,217	$ 438,598
Buildings, net [Member]
Schedule of Bank Borrowings [Line Items]
Total	23,989	23,860
Land use right [Member]
Schedule of Bank Borrowings [Line Items]
Total	$ 408,228	$ 414,738